Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current tax expense / (benefit)
Current period	₨ 671,877		₨ 345,707	₨ 238,657
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(603,463)		(31,368)	0
MAT credit entitlement	0		(66,318)	(236,045)
Total income tax expense / (benefit)	₨ 68,414	$ 931	₨ 314,339	₨ 2,612